Special Charges And Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Components Of Company's Special Charges

The following table summarizes the components of the Company’s special charges, the remaining accruals for these charges and the capacity reduction related charges (in millions) as of December 31, 2012:

	Aircraft Charges	Facility Exit Costs	Employee Charges	Total
Remaining accrual at January 1, 2010	$155	$20	$—	$175
Non-cash charges	—	—	—	—
Adjustments	(8)	11	—	3
Payments	(88)	(4)	—	(92)

Remaining accrual at December 31, 2010	$59	$27	$—	$86
Non-cash charges	(725)	1	—	(724)
Adjustments	751	(8)	—	743
Payments	(36)	(4)	—	(40)

Remaining accrual at December 31, 2011	$49	$16	$—	$65
Special charges	11	13	361	385
Non-cash charges	(11)	(13)	—	(24)
Adjustments	(47)	(11)	—	(58)
Payments	(2)	(1)	(169)	(172)

Remaining accrual at December 31, 2012	$—	$4	$192	$196